UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  8/31_

Date of reporting period:  11/30/18

Item 1. Schedule of Investments.

TEMPLETON CHINA WORLD FUND

Statement of Investments, November 30, 2018 (unaudited)

	Country	Shares	Value
Common Stocks 98.7%
Auto Components 0.2%
Weifu High-Technology Co. Ltd., B	China	279,527	$471,586
Automobiles 2.7%
Chongqing Changan Automobile Co. Ltd., B	China	2,592,457	1,212,706
Dongfeng Motor Group Co. Ltd., H	China	2,827,478	2,728,406
Jiangling Motors Corp. Ltd., B	China	3,490,446	3,087,094
			7,028,206
Banks 9.5%
China Construction Bank Corp., H.	China	14,826,926	12,639,788
Industrial and Commercial Bank of China Ltd., H	China	14,080,725	10,006,049
Standard Chartered PLC	United Kingdom	264,599	2,078,131
			24,723,968
Beverages 0.4%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	504,099	1,016,039
Capital Markets 2.2%
China Everbright Ltd	China	1,610,000	3,000,173
GF Securities Co. Ltd., H	China	1,810,000	2,683,486
			5,683,659
Communications Equipment 0.4%
Hytera Communications Corp. Ltd., A	China	880,000	1,037,971
Construction Materials 1.9%
Asia Cement China Holdings Corp	China	2,947,171	2,248,757
Huaxin Cement Co. Ltd., B	China	1,438,826	2,697,799
			4,946,556
Electric Utilities 0.8%
CK Infrastructure Holdings Ltd	Hong Kong	265,348	2,017,881
Entertainment 0.7%
Poly Culture Group Corp. Ltd., H	China	448,300	520,829
Zhejiang Huace Film & TV Co. Ltd., A	China	995,594	1,262,998
			1,783,827
Food & Staples Retailing 4.6%
Beijing Jingkelong Co. Ltd., H	China	715,971	135,431
Dairy Farm International Holdings Ltd	Hong Kong	859,976	7,567,789
President Chain Store Corp	Taiwan	409,059	4,217,240
			11,920,460
Food Products 5.5%
Uni-President China Holdings Ltd	China	12,653,980	11,531,333
Uni-President Enterprises Corp	Taiwan	1,162,394	2,720,857
			14,252,190
Health Care Equipment & Supplies 1.0%
Ginko International Co. Ltd	Taiwan	367,000	2,641,401
Health Care Providers & Services 4.1%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,762,500	6,814,319
Sinopharm Group Co. Ltd., H	China	764,000	3,764,268
			10,578,587
Industrial Conglomerates 3.1%
CK Hutchison Holdings Ltd	Hong Kong	264,690	2,767,283
Hopewell Holdings Ltd	Hong Kong	1,547,500	5,231,415
			7,998,698

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Insurance 6.5%
AIA Group Ltd	Hong Kong	1,362,100	$11,115,595
China Life Insurance Co. Ltd., H	China	1,902,000	4,083,971
Ping An Insurance (Group) Co. of China Ltd., H	China	180,000	1,741,531
			16,941,097
Interactive Media & Services 10.6%
[a] Baidu Inc., ADR	China	29,812	5,613,003
Tencent Holdings Ltd	China	551,500	21,991,910
			27,604,913
Internet & Direct Marketing Retail 8.8%
[a] Alibaba Group Holding Ltd., ADR	China	133,420	21,461,941
[a] Ctrip.com International Ltd., ADR	China	53,400	1,540,590
			23,002,531
IT Services 2.0%
TravelSky Technology Ltd., H	China	1,933,441	5,201,707
Marine 1.1%
COSCO Shipping Energy Transportation Co. Ltd., H	China	2,734,000	1,478,093
Sinotrans Shipping Ltd	China	4,306,900	1,403,679
			2,881,772
Oil, Gas & Consumable Fuels 8.2%
China Petroleum & Chemical Corp., H	China	15,423,678	13,109,086
CNOOC Ltd	China	2,242,400	3,811,778
PetroChina Co. Ltd., H	China	6,302,403	4,422,230
			21,343,094
Paper & Forest Products 1.8%
Nine Dragons Paper Holdings Ltd	China	4,512,400	4,573,447
Pharmaceuticals 0.7%
Jiangsu Hengrui Medicine Co. Ltd., A	China	107,841	1,014,036
Tong Ren Tang Technologies Co. Ltd., H	China	656,700	940,043
			1,954,079
Real Estate Management & Development 1.1%
China Overseas Land & Investment Ltd	China	544,000	1,898,123
CK Asset Holdings Ltd	Hong Kong	141,690	1,020,460
			2,918,583
Semiconductors & Semiconductor Equipment 10.0%
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	3,579,330	26,167,577
Textiles, Apparel & Luxury Goods 5.8%
Anta Sports Products Ltd	China	3,312,355	15,050,097
Transportation Infrastructure 1.9%
COSCO Shipping Ports Ltd	China	2,870,513	2,913,016
Sichuan Expressway Co. Ltd., H	China	6,450,000	2,003,221
			4,916,237
Wireless Telecommunication Services 3.1%
China Mobile Ltd	China	821,270	8,150,613
Total Common Stocks (Cost $137,627,218)			256,806,776

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TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Short Term Investments (Cost $3,928,383) 1.5%
Money Market Funds 1.5%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	3,928,383	$3,928,383
Total Investments (Cost $141,555,601) 100.2%			260,735,159
Other Assets, less Liabilities (0.2)%			(541,880)
Net Assets 100.0%			$260,193,279

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See Abbreviations on page 6.

aNon-income producing.
bSee Note 4 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

TEMPLETON CHINA WORLD FUND

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.91%	5,084,830	22,253,047	(23,409,494)	3,928,383	$3,928,383	$5,627	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At November 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Templeton China World Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund.  As a result, a material weakness exists at period end for the Templeton China World Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.  Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b)  Changes in Internal Controls. As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By _/s/Matthew T. Hinkle

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date January 24, 2019

By _/s/Robert G. Kubilis

      Robert G. Kubilis

   Chief Financial Officer and

   Chief Accounting Officer

Date January 24, 2019